Share-Based Compensation - Activity for Company's Options (Detail) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013 Tronox Limited Management Equity Incentive Plan Stock Options	Mar. 31, 2013 Tronox Incorporated Management Equity Incentive Plan	Mar. 31, 2012 Tronox Incorporated Management Equity Incentive Plan	Dec. 31, 2012 Successor Tronox Limited Management Equity Incentive Plan Stock Options	Dec. 31, 2012 Successor Tronox Incorporated Management Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Intrinsic Value, Beginning Balance			$ 700,000		$ 700,000
Number of Options, Beginning Balance			345,000		345,000
Intrinsic value, Stock options converted in connection with the transaction intrinsic value
Intrinsic Value, Options issued			200,000
Intrinsic value, Options forfeited
Intrinsic Value, Options converted/transferred					700,000
Intrinsic value, Options vested
Intrinsic Value, Ending Balance	$ 1,113,652		$ 4,700,000
Intrinsic Value ,Outstanding awards expected to vest	1,065,208
Price, Beginning Balance	$ 25.16		$ 22.00		$ 22.00
Contractual Life Years, Beginning Balance	9 years 4 months 17 days		9 years 11 months 12 days		9 years 11 months 12 days
Price, Options converted to Tronox Limited in connection with the Transaction				$ 24.56
Contractual life years, options price converted in connection with the transaction				9 years 1 month 6 days
Price, Options issued	$ 19.10		$ 24.60	$ 23.83	$ 29.69
Contractual Life Years, Options issued	9 years 10 months 28 days		9 years 9 months 4 days	9 years 7 months 13 days	9 years 10 months 13 days
Price, Options forfeitures	$ 24.60			$ 22.55
Price, Options converted/transferred					$ 24.56
Contractual life years, options forfeited	0 years
Contractual Life Years, Options converted/transferred					9 years 7 months 2 days
Price, Options vested	$ 23.41			$ 22.25
Contractual life years, options vested	0 years
Contractual Life Years, Ending Balance			9 years 8 months 16 days
Contractual life years, ending balance	9 years 8 months 27 days			9 years 4 months 17 days
Price, Ending Balance	$ 20.56		$ 22.16	$ 25.16
Contractual life, Outstanding awards expected to vest	9 years 9 months			9 years 4 months 24 days
Price, Outstanding awards expected to vest	$ 20.55			$ 25.23
Number of options, beginning balance	528,759				1,177,995
Number of Options converted to Tronox Limited in connection with the Transaction		517,330		517,330
Number of Options issued	1,553,900		22,330	247,904	172,330
Number of Options forfeited	(3,723)			(159,880)
Number of Options, Options converted/transferred					(517,330)
Number of Options vested	(51,632)			(76,595)	(810,145)
Number of Options, Ending Balance	2,027,304		367,330	528,759
Number of Options, Outstanding awards expected to vest	1,923,034			491,416